INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF RECONCILIATION OF EXPECTED INCOME TAX EXPENSES (RECOVERY)

The following table reconciles the expected income tax expense (recovery) at the Canadian statutory income tax rates to the amounts recognized in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2022, 2021 and 2020:

	2022	2021	2020
	$	$	$
Loss for the year	$(818,228)	$(1,708,132)	$(1,173,966)

Expected income tax recovery (27%)	(221,000)	(461,000)	(317,000)
Change in statutory, foreign tax, foreign exchange rates and other	(2,000)	(24,000)	(3,000)
Permanent differences and other	91,000	134,000	35,000
Share issue cost	(5,000)	(5,000)	(5,000)
Adjustment to prior years provision versus statutory tax returns and expiry of non-capital losses	-	-	1,000
Change in unrecognized deductible temporary differences	137,000	356,000	289,000
Total income tax expense (recovery)	-	-	-

SCHEDULE OF SIGNIFICANT COMPONENTS OF DEFERRED TAX ASSET AND LIABILITIES

The significant components of the Company’s deferred tax assets and liabilities are as follows:

	2022	2021
	$	$
Share issue costs	26,000	29,000
Property and equipment	219,000	164,000
Intangible asset	157,000	157,000
Non-capital losses	5,719,000	5,636,000
Total	6,121,000	5,986,000
Unrecognized deferred tax assets	(6,121,000)	(5,986,000)
Deferred income tax asset (liability)	-	-